Acquisition of the Mineral Sands Business - Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Common Stock Shares exchanged for ownership interest	$ 1.45
Duration of ownership transfer	10 years
South Africa
Business Acquisition [Line Items]
Discount rate	17.00%
Australia
Business Acquisition [Line Items]
Discount rate	15.50%
Class B common stock [Member]
Business Acquisition [Line Items]
Discount for marketability	15.00%